SOLAR POWER AND BATTERY ENERGY STORAGE SYSTEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Solar power systems, gross	$ 2,161,614	$ 2,032,912
Accumulated depreciation	(96,116)	(55,973)
Solar power systems, net	2,065,498	1,976,939
Solar power and battery energy storage to project assets	0	312,773	$ 119,067
Impairment loss of solar power systems	11,063	21,400	0
Depreciation expense	493,948	462,254	287,130
Capitalized interest	42,812	70,487	33,097
Systems in operation
Summary of Significant Accounting Policies
Solar power systems, gross	1,490,144	1,270,389
Depreciation expense	50,362	28,900	$ 14,266
Systems under construction
Summary of Significant Accounting Policies
Solar power systems, gross	$ 671,470	$ 762,523